united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 3/31/15

Item 1. Schedule of Investments.

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value
	COMMON STOCK - 95.5%
	AGRICULTURE - 4.3%
31,561	Andersons, Inc. (a)	$ 1,305,679
32,567	Archer-Daniels-Midland Co. (a)	1,543,676
		2,849,355
	BEVERAGES - 9.3%
85,420	Coca-Cola HBC AG (a)	1,539,759
8,235	Keurig Green Mountain, Inc. (a)	920,097
119,598	Kirin Holdings Co., Ltd. (a)	1,571,848
14,927	Monster Beverage Corp. * (a)	2,065,822
		6,097,526
	BIOTECHNOLOGY - 5.7%
16,184	Isis Pharmaceuticals, Inc. * (a)	1,030,435
11,459	United Therapeutics Corp. * (a)	1,975,933
6,112	Vertex Pharmaceuticals, Inc. * (a)	721,033
		3,727,401
	COMMERCIAL SERVICES - 2.7%
26,031	Parexel International Corp. * (a)	1,795,879

	ELECTRIC - 12.7%
109,894	AES Corp. (a)	1,412,138
377,492	EDP - Energias de Portugal SA (a)	1,412,648
4,750	EDP Renovaveis SA (a)	32,644
55,704	Electricite de France SA (a)	1,336,266
16,828	Entergy Corp. (a)	1,304,002
62,309	MDU Resources Group, Inc. (a)	1,329,674
35,419	Public Service Enterprise Group, Inc. (a)	1,484,765
		8,312,137
	ENERGY-ALTERNATE SOURCES - 2.3%
1,390,611	China Longyuan Power Group Corp., Ltd. (a)	1,512,060

	FOOD - 13.9%
37,191	Calavo Growers, Inc. (a)	1,912,361
45	Chocoladefabriken Lindt & Sprungli AG * (a)	241,885
41,287	Ingles Markets, Inc. (a)	2,042,881
4,789	Ingredion, Inc. (a)	372,680
52,246	Pilgrim's Pride Corp. (a)	1,180,237
19,836	Sanderson Farms, Inc. (a)	1,579,937
55,316	Snyder's-Lance, Inc. (a)	1,767,899
		9,097,880
	GAS - 2.0%
21,467	National Fuel Gas Co. (a)	1,295,104

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	HEALTHCARE-PRODUCTS - 4.8%
8,878	CR Bard, Inc. (a)	$ 1,485,733
11,554	Edwards Lifesciences Corp. * (a)	1,645,983
		3,131,716
	HEALTHCARE-SERVICES - 20.9%
16,614	Aetna, Inc. (a)	1,769,889
11,612	Anthem, Inc. (a)	1,793,009
14,343	Cigna Corp. (a)	1,856,558
20,309	HCA Holdings, Inc. * (a)	1,527,846
27,946	Health Net, Inc. * (a)	1,690,454
12,979	Laboratory Corp. of America Holdings * (a)	1,636,522
20,983	LifePoint Hospitals, Inc. * (a)	1,541,201
28,395	Molina Healthcare, Inc. * (a)	1,910,700
		13,726,179
	PHARMACEUTICALS - 9.4%
17,548	Express Scripts Holding Co. * (a)	1,522,640
92,752	Infinity Pharmaceuticals, Inc. * (a)	1,296,673
50,966	Otsuka Holdings Co., Ltd. (a)	1,596,855
149,236	Sumitomo Dainippon Pharma Co., Ltd. (a)	1,771,081
		6,187,249
	RETAIL - 2.9%
216,643	Rite Aid Corp. * (a)	1,882,628

	SOFTWARE - 2.2%
76,809	MedAssets, Inc. * (a)	1,445,545

	WATER - 2.4%
84,267	Veolia Environment SA (a)	1,593,909

	TOTAL COMMON STOCK (Cost - $58,643,110)	62,654,568

	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUND - 3.6%
2,375,176	Dreyfus Cash Management, Institutional Shares - 0.03% **	2,375,176
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,375,176)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 99.1% (Cost - $61,018,286) (b)	$ 65,029,744
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (25.0) % (Proceeds - $14,835,647) (b)	(16,422,545)
	OTHER ASSETS LESS LIABILITIES - 25.9%	17,040,864
	NET ASSETS - 100.0%	$ 65,648,063

	INVESTMENTS IN SECURITIES SOLD SHORT* - (25.0) %
	COMMON STOCK - (24.5) %
	AEROSPACE/DEFENSE - (1.6) %
(4,729)	TransDigm Group, Inc.	(1,034,327)

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	AGRICULTURE - (1.6) %
(22,305)	Universal Corp.	$ (1,051,904)

	AIRLINES - (1.5) %
(18,614)	American Airlines Group, Inc.	(982,447)

	BEVERAGES - (2.8) %
(3,380)	Boston Beer Co., Inc. *	(903,812)
(8,235)	Keurig Green Mountain, Inc.	(920,097)
		(1,823,909)
	BIOTECHNOLOGY - (2.7) %
(16,184)	Isis Pharmaceuticals, Inc. *	(1,030,435)
(6,112)	Vertex Pharmaceuticals, Inc. *	(721,033)
		(1,751,468)
	COMMERCIAL SERVICES - (1.4) %
(22,448)	Sotheby's	(948,652)

	DIVERSIFIED FINANCIAL SERVICES - (1.3) %
(81,482)	RCS Capital Corp.	(866,968)

	ENERGY-ALTERNATE SOURCES - (0.8) %
(10,695)	SolarCity Corp. *	(548,440)

	FOOD - (0.6) %
(4,789)	Ingredion, Inc.	(372,680)

	GAS - (1.4) %
(18,353)	Laclede Group, Inc.	(940,041)

	OIL & GAS - (1.6) %
(13,237)	Cheniere Energy, Inc. *	(1,024,544)

	PIPELINES - (1.4) %
(12,604)	MPLX LP	(923,369)

	REAL ESTATE INVESTMENT TRUST - (2.9) %
(103,432)	American Realty Capital Properties, Inc.	(1,018,805)
(281,325)	ARMOUR Residential REIT, Inc.	(891,800)
		(1,910,605)
	RETAIL - (1.4) %
(50,049)	Guess?, Inc.	(930,411)

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares			Value
	TELECOMMUNICATIONS - (1.5) %
(38,359)	Telephone & Data Systems, Inc.		$ (955,139)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds $14,419,057)		(16,064,904)

	EXCHANGE TRADED FUND - (0.5) %
	EQUITY FUND - (0.5) %
(13,954)	iPath S&P 500 VIX Short-Term Futures ETN		(357,641)
	TOTAL EXCHANGE TRADED FUND SOLD SHORT (Proceeds - $416,590)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $14,835,647)		$ (16,422,545)

ETN - Exchange Traded Note
* Non-income producing security.
** The rate shown represents the rate at March 31, 2015 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at March 31, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $46,253,150 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 6,259,107
		Unrealized depreciation:	(3,905,058)
		Net unrealized appreciation:	$ 2,354,049

AmericaFirst Income Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value
	COMMON STOCK - 58.3%
	AEROSPACE/DEFENSE - 2.0%
3,011	TransDigm Group, Inc.	$ 658,566

	AGRICULTURE - 3.6%
7,346	Philip Morris International, Inc.	553,374
27,849	Vector Group, Ltd.	611,843
		1,165,217
	COMMERCIAL SERVICES - 8.3%
22,416	Booz Allen Hamilton Holding Corp.	648,719
8,507	Macquarie Infrastructure Co. LLC	700,041
35,712	RR Donnelley & Sons Co.	685,313
22,454	Viad Corp.	624,670
		2,658,743
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
22,810	AllianceBernstein Holding LP	704,145

	ELECTRIC - 2.0%
1,232,809	China Power International Development, Ltd.	645,591

	FOOD - 1.9%
17,506	Sprouts Farmers Market, Inc. *	616,736

	GAS - 3.7%
12,771	AmeriGas Partners LP	609,688
19,687	Enagas SA	562,956
		1,172,644
	HOUSEWARES - 2.0%
9,637	Scotts Miracle-Gro Co.	647,317

	INTERNET - 3.1%
10,845	Lands' End, Inc. *	389,119
25,565	New Media Investment Group, Inc.	611,771
		1,000,890
	INVESTMENT COMPANIES - 1.8%
40,043	New Mountain Finance Corp.	584,628

	OIL & GAS - 4.0%
16,136	Delek Logistics Partners LP	702,400
13,425	Suburban Propane Partners LP	576,872
		1,279,272
	PACKAGING & CONTAINERS - 2.1%
13,520	MeadWestvaco Corp.	674,242

	PHARMACEUTICALS - 1.8%
75,609	POZEN, Inc. *	583,702

AmericaFirst Income Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	PIPELINES - 4.0%
98,445	APA Group	$ 680,223
14,440	Sunoco Logistics Partners LP	596,950
		1,277,173
	PRIVATE EQUITY - 2.0%
78,059	Fortress Investment Group LLC	629,936

	REAL ESTATE INVESTMENT TRUSTS - 5.8%
182,674	Chimera Investment Corp.	573,596
16,196	Corrections Corp. of America	652,051
13,671	LTC Properties, Inc.	628,866
		1,854,513
	RETAIL - 2.0%
26,695	Ferrellgas Partners LP	650,824

	TELECOMMUNICATIONS - 4.1%
13,034	BCE, Inc.	552,120
82,423	Chorus, Ltd. *	176,833
41,630	Vtech Holdings, Ltd.	593,878
		1,322,831
	TEXTILES - 1.9%
8,595	G&K Services, Inc.	623,395

	TOTAL COMMON STOCK (Cost - $18,048,069)	18,750,365

	EXCHANGE TRADED FUND - 2.6%
	DEBT FUND - 2.6%
4,045	iShares iBoxx $ Investment Grade Corporate Bond ETF	492,317
8,609	SPDR Barclays High Yield Bond ETF	337,645
	TOTAL EXCHANGE TRADED FUND (Cost - $824,793)	829,962

Principal
	BONDS & NOTES - 39.5%
	AUTO MANUFACTURERS - 1.2%
$ 360,000	FCA U.S. LLC / CG Co-Issuer, Inc., 8.00%, 6/15/19	379,350

	CHEMICALS - 3.3%
840,000	Dow Chemical Co., 8.55%, 5/15/19	1,052,637

	DISTRIBUTION / WHOLESALE - 2.8%
870,000	VWR Funding, Inc., 7.25%, 9/15/17	911,325

	DIVERSIFIED FINANCIAL SERVICES - 3.2%
870,000	HSBC Finance Corp., 6.676%, 1/15/21	1,034,330

	ELECTRIC - 4.5%
360,000	NRG Energy, Inc., 8.25%, 9/1/20	382,950
820,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	1,074,599
		1,457,549

AmericaFirst Income Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Principal		Value
	BONDS & NOTES - 39.5%
	HEALTHCARE-SERVICES - 1.2%
$ 340,000	Tenet Healthcare Corp., 8.125%, 4/1/22	$ 375,700

	MEDIA - 1.2%
360,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	380,700

	OIL & GAS - 3.3%
780,000	ConocoPhillips, 6.50%, 2/1/39	1,055,831

	PACKAGING & CONTAINERS - 1.2%
360,000	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	387,000

	PHARMACEUTICALS - 3.3%
710,000	Pfizer, Inc., 7.20%, 3/15/39	1,047,421

	PIPELINES - 1.2%
390,000	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	394,508

	RETAIL - 2.8%
750,000	Wal-Mart Stores, Inc., 5.00%, 10/25/40	901,382

	SOFTWARE - 1.2%
320,000	First Data Corp., 12.625%, 1/15/21	380,000

	TELECOMMUNICATIONS - 9.1%
660,000	British Telecommunications PLC, 9.625%, 12/15/30	1,091,198
850,000	Cisco Systems, Inc., 5.50%, 1/15/40	1,053,317
360,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	371,700
390,000	Sprint Corp., 7.875%, 9/15/23	399,750
		2,915,965

	TOTAL BONDS & NOTES (Cost - $12,656,350)	12,673,698

	TOTAL INVESTMENTS - 100.4% (Cost - $31,529,212) (a)	$ 32,254,025
	LIABILITIES LESS OTHER ASSETS - (0.4) %	(113,645)
	NET ASSETS - 100.0%	$ 32,140,380

ETF - Exchange Traded Fund.
LP - Limited Partnership.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,421,584 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:	$ 1,314,486
Unrealized depreciation:	(482,045)
Net unrealized appreciation:	$ 832,441

AmericaFirst Absolute Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value
	COMMON STOCK - 47.7%
	AEROSPACE/DEFENSE - 1.0%
2,921	Spirit AeroSystems Holdings, Inc. *	$ 152,505

	AGRICULTURE - 0.9%
914	Altria Group, Inc.	45,718
444	British American Tobacco PLC - ADR	46,074
804	Reynolds American, Inc.	55,404
		147,196
	APPAREL - 0.3%
725	VF Corp.	54,600

	AUTO PARTS & EQUIPMENT - 0.7%
8,218	Meritor, Inc. *	103,629

	BANKS - 0.3%
917	Wells Fargo & Co.	49,885

	BEVERAGES - 0.7%
952	Keurig Green Mountain, Inc.	106,367

	BIOTECHNOLOGY - 0.8%
3,592	Myriad Genetics, Inc. *	127,157

	BUILDING MATERIALS - 0.4%
670	Eagle Materials, Inc.	55,985

	CHEMICALS - 0.3%
178	Sherwin-Williams Co.	50,641

	COMMERCIAL SERVICES - 1.1%
3,130	ICF International, Inc. *	127,861
550	MasterCard, Inc.	47,514
		175,375
	COMPUTERS - 0.8%
463	Apple, Inc.	57,611
741	Synaptics, Inc. *	60,247
		117,858
	DISTRIBUTION/WHOLESALE - 1.6%
11,635	ITOCHU Corp.	126,202
121,275	Li & Fund, Ltd.	118,414
		244,616
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
372	Ameriprise Financial, Inc.	48,672
3,487	Springleaf Holdings, Inc. *	180,522
		229,194

AmericaFirst Absolute Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	ELECTRIC - 4.6%
2,038	American Electric Power Co., Inc.	$ 114,638
1,875	Consolidated Edison, Inc.	114,375
1,425	Entergy Corp.	110,423
3,181	FirstEnergy Corp.	111,526
1,262	ITC Holdings Corp.	47,237
506	NextEra Energy, Inc.	52,649
1,567	OGE Energy Corp.	49,533
3,251	Portland General Electric Co.	120,580
		720,961
	ENGINEERING & CONSTRUCTION - 0.9%
297	Ferrovial SA	6,315
1,121	SBA Communications Corp. *	131,269
		137,584
	FOOD - 2.3%
20	JBS SA	89
3,988	Pilgrim's Pride Corp.	90,089
3,551	Pinnacle Foods, Inc.	144,916
1,507	Sanderson Farms, Inc.	120,033
		355,127
	GAS - 0.6%
492	Sempra Energy	53,638
1,439	UGI Corp.	46,897
		100,535
	HEALTHCARE-PRODUCTS - 1.6%
1,923	St. Jude Medical, Inc.	125,764
1,109	Zimmer Holdings, Inc.	130,330
		256,094
	HEALTHCARE-SERVICES - 2.1%
478	Cigna Corp.	61,872
1,696	HCA Holdings, Inc. *	127,590
1,810	Quest Diagnostics, Inc.	139,099
		328,561
	HOUSEHOLD PRODUCTS/WARES - 0.4%
689	Church & Dwight Co., Inc.	58,854

	INSURANCE - 2.0%
2,283	AmTrust Financial Services, Inc.	130,097
291	Everest Re Group, Ltd.	50,634
2,474	WR Berkley Corp.	124,962
		305,693
	INTERNET - 2.1%
3,558	Cogent Communications Holdings, Inc.	125,704
87	Google, Inc. *	47,676
2,196	VeriSign, Inc. *	147,066
		320,446

AmericaFirst Absolute Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	LEISURE TIME - 0.4%
1,107	Jarden Corp. *	$ 58,560

	MACHINERY-DIVERSIFIED - 0.3%
301	Roper Industries, Inc.	51,772

	MEDIA - 0.7%
871	CBS Corp.	52,809
574	DIRECTV *	48,847
		101,656
	MISCELLANEOUS MANUFACTURING - 0.3%
1,333	Donaldson Co., Inc.	50,267

	OFFICE/BUSINESS EQUIPMENT - 0.8%
3,638	Canon, Inc. - ADR	128,676

	OIL & GAS - 1.1%
1,222	HollyFrontier Corp.	49,210
14,506	TonenGeneral Sekiyu KK	125,366
		174,576
	PACKAGING & CONTAINERS - 0.8%
11,497	Amcor, Ltd.	123,243

	PHARMACEUTICALS - 1.0%
13,733	IGI Laboratories, Inc. *	112,061
1,069	Neogen Corp. *	49,954
		162,015
	PIPELINES - 0.3%
1,455	Enterprise Products Partners LP	47,913

	REAL ESTATE INVESTMENT TRUSTS - 3.2%
517	American Tower Corp.	48,676
3,281	Apartment Investment & Management Co.	129,140
38,466	Chimera Investment Corp.	120,783
723	Digital Realty Trust, Inc.	47,689
374	Federal Realty Investment Trust	55,057
250	Public Storage	49,285
951	Realty Income Corp.	49,072
		499,702
	RETAIL - 4.4%
4,412	Abercrombie & Fitch Co.	97,240
3,250	Best Buy Co., Inc.	122,818
2,180	Children's Place, Inc.	139,934
2,095	Kohl's Corp.	163,934
1,765	Outerwall, Inc.	116,702
522	Starbucks Corp.	49,433
		690,061

AmericaFirst Absolute Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	SEMICONDUCTORS - 0.9%
671	Qualcomm, Inc.	$ 46,527
5,549	Rovi Corp. *	101,047
		147,574
	SOFTWARE - 1.7%
1,980	Citrix Systems, Inc. *	126,463
1,033	Dun & Bradstreet Corp.	132,596
		259,059
	TELECOMMUNICATIONS - 4.8%
3,702	AT&T, Inc.	120,870
4,551	Consolidated Communications Holdings, Inc.	92,840
2,392	InterDigital, Inc.	121,370
2,533	Level 3 Communications, Inc. *	136,377
4,523	NeuStar, Inc. *	111,356
1,421	Telus Corp.	47,234
3,774	West Corp.	127,297
		757,344

	TOTAL COMMON STOCK (Cost - $7,404,271)	7,451,281

	EXCHANGE TRADED FUND - 37.0%
	ASSET ALLOCATION FUND - 10.7%
60,138	Merger Fund	950,173
25,789	PowerShares DB U.S. Dollar Index Bullish Fund *	667,935
1,040	SPDR Barclays Convertible Securities ETF	49,671
		1,667,779
	CLOSED-END FUND - 5.2%
56,372	Aberdeen Asia-Pacific Income Fund, Inc.	303,281
16,300	PIMCO High Income Fund	203,424
42,953	Templeton Global Income Fund	308,832
		815,537
	COMMODITY FUND - 2.5%
426	ETFS Platinum Trust *	47,163
4,315	iPath Bloomberg Coffee Subindex Total Return ETN *	100,324
3,125	iShares Silver Trust *	49,781
4,352	PowerShares DB Agriculture Fund *	96,353
7,160	United States Natural Gas Fund LP *	94,798
		388,419
	DEBT FUND - 17.6%
2,082	Direxion Daily 20+ Year Treasury Bull 3x Shares *	197,707
3,425	iShares 20+ Year Treasury Bond ETF	447,613
5,213	iShares iBoxx $ Investment Grade Corporate Bond ETF	634,474
7,110	PowerShares Emerging Markets Sovereign Debt Portfolio	202,066
16,169	SPDR Barclays High Yield Bond ETF	634,148
10,425	SPDR Barclays Intermediate Term Treasury ETF	632,589
		2,748,597

AmericaFirst Absolute Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	EQUITY FUND - 1.0%
1,082	iShares MSCI Pacific ex Japan ETF	$ 49,080
758	iShares MSCI South Africa ETF	50,801
3,261	Market Vectors Russia ETF	55,470
		155,351

	TOTAL EXCHANGE TRADED FUND (Cost - $5,717,479)	5,775,683

	SHORT-TERM INVESTMENTS - 14.8%
	MONEY MARKET FUND - 14.8%
2,307,482	Dreyfus Cash Management, Institutional Shares - 0.03% **	2,307,482
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,307,482)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 99.5% (Cost - $15,429,232) (a)	$ 15,534,446
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (18.5) % (Proceeds - $2,897,561) (a)	(2,889,075)
	OTHER ASSETS LESS LIABILITIES - 19.0%	2,960,364
	NET ASSETS - 100.0%	$ 15,605,735

	INVESTMENTS IN SECURITIES SOLD SHORT* - (18.5) %
	COMMON STOCK - (13.9) %
	BEVERAGES - (0.8) %
(1,771)	Remy Cointreau SA	(130,266)

	ELECTRICAL COMPONENTS & EQUIPMENT - (0.7) %
(17,012)	Zhuzhou CSR Times Electric Co., Ltd.	(111,689)

	ELECTRONICS - (0.8) %
(2,191)	Sensata Technologies Holdings NV	(125,873)

	FOOD - (2.1) %
(8,883)	Danone SA - ADR	(120,009)
(6,305)	Darling Ingredients, Inc.	(88,333)
(2,679)	Post Holdings, Inc.	(125,484)
		(333,826)
	GAS - (0.8) %
(72,079)	China Gas Holdings, Ltd.	(118,072)

	INTERNET - (0.7) %
(487)	Iliad SA	(113,635)

	INVESTMENT COMPANIES - (0.7) %
(11,430)	Grupo Aval Acciones y Valores - ADR	(102,527)

	IRON/STEEL - (2.0) %
(67,415)	Cia Siderurgica Nacional SA - ADR	(113,257)
(34,880)	Gerdau SA - ADR	(111,616)
(16,370)	Vale SA - ADR	(92,491)
		(317,364)

AmericaFirst Absolute Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	PHARMACEUTICALS - (1.8) %
(6,945)	Almirall SA	$ (128,419)
(4,622)	Chugai Pharmaceutical Co., Ltd.	(145,798)
		(274,217)
	REAL ESTATE INVESTMENT TRUSTS - (1.5) %
(12,351)	American Realty Capital Properties, Inc.	(121,657)
(3,969)	Kite Realty Group Trust	(111,807)
		(233,464)
	SEMICONDUCTORS - (0.7) %
(3,948)	Micronics Japan Co., Ltd.	(115,160)

	SOFTWARE - (0.8) %
(2,447)	Medidata Solutions, Inc.	(120,001)

	TELECOMMUNICATIONS - (0.5) %
(52,630)	Oi SA - ADR	(81,050)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $2,153,576)	(2,177,144)

	EXCHANGE TRADED FUND - (4.6) %
	COMMODITY FUND - (3.4) %
(6,702)	PowerShares DB Base Metals Fund	(101,602)
(412)	SPDR Gold Shares	(46,828)
(3,725)	Teucrium Corn Fund	(92,157)
(2,900)	United States Gasoline Fund LP	(101,036)
(11,357)	United States Oil Fund LP	(191,252)
		(532,875)
	EQUITY FUND - (1.2) %
(8,900)	Global X Uranium ETF	(91,581)
(3,413)	iPath S&P 500 VIX Short-Term Futures ETN	(87,475)
		(179,056)

	TOTAL EXCHANGE TRADED FUND SOLD SHORT (Proceeds - $743,985)	(711,931)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds - $2,897,561)	(2,889,075)

ADR - American Depositary Receipts.
ETF - Exchange Traded Fund.
ETN - Exchange Traded Note.
LP - Limited Partnership.
PLC - Public Limited Company.
* Non-income producing security.
** The rate shown represents the rate at March 31, 2015 and is subject to change daily.
(a) Represent cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,526,566 and differs from market value by new unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 649,598
Unrealized depreciation:	(530,793)
Net unrealized appreciation:	$ 118,805

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value
	COMMON STOCK - 51.5%
	AGRICULTURE - 1.4%
10,631	Andersons, Inc.	$ 439,804
11,494	Archer-Daniels-Midland Co.	544,816
		984,620
	AIRLINES - 0.3%
80,929	American Airlines Group, Inc. *	178,044

	BEVERAGES - 2.6%
9,548	Keurig Green Mountain, Inc.	1,066,798
5,485	Monster Beverage Corp. *	759,097
		1,825,895
	BIOTECHNOLOGY - 3.0%
38,672	Myriad Genetics, Inc. *	1,368,989
4,267	United Therapeutics Corp. *	735,780
		2,104,769
	COMMERCIAL SERVICES - 0.9%
9,547	PAREXEL International Corp. *	658,647

	ELECTRIC - 2.8%
38,715	AES Corp.	497,488
5,913	Entergy Corp.	458,198
21,944	MDU Resources Group, Inc.	468,285
12,768	Public Service Enterprise Group, Inc.	535,235
		1,959,206
	FOOD - 9.4%
12,705	Calavo Growers, Inc.	653,291
14,548	Ingles Markets, Inc.	719,835
57,497	Pilgrim's Pride Corp.	1,298,857
36,380	Pinnacle Foods, Inc.	1,484,668
22,629	Sanderson Farms, Inc.	1,802,400
19,753	Snyder's-Lance, Inc.	631,306
		6,590,357
	GAS - 0.7%
7,558	National Fuel Gas Co.	455,974

	HEALTHCARE-PRODUCTS - 5.4%
3,149	CR Bard, Inc.	526,985
4,164	Edwards Lifesciences Corp. *	593,203
20,249	St. Jude Medical, Inc.	1,324,285
11,260	Zimmer Holdings, Inc.	1,323,275
		3,767,748
	HEALTHCARE-SERVICES - 11.3%
6,124	Aetna, Inc.	652,390
4,380	Anthem, Inc.	676,316
5,288	Cigna Corp.	684,479
25,653	HCA Holdings, Inc. *	1,929,875

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	HEALTHCARE-SERVICES (Continued) - 11.3%
10,281	Health Net, Inc. *	$ 621,898
4,683	Laboratory Corp. of America Holdings *	590,479
7,513	LifePoint Hospitals, Inc. *	551,830
10,539	Molina Healthcare, Inc. *	709,169
19,746	Quest Diagnostics, Inc.	1,517,480
		7,933,916
	INTERNET - 2.2%
23,228	VeriSign, Inc. *	1,555,579

	PHARMACEUTICALS - 3.0%
6,239	Express Scripts Holding Co. *	541,358
140,166	IGI Laboratories, Inc. *	1,143,755
31,035	Infinity Pharmaceuticals, Inc. *	433,869
		2,118,982
	RETAIL - 1.0%
79,152	Rite Aid Corp. *	687,831

	SEMICONDUCTORS - 1.5%
58,273	Rovi Corp. *	1,061,151

	SOFTWARE - 2.6%
20,610	Citrix Systems, Inc. *	1,316,361
26,560	MedAssets, Inc. *	499,859
		1,816,220
	TELECOMMUNICATIONS - 3.4%
24,913	InterDigital, Inc.	1,264,086
46,391	NeuStar, Inc. *	1,142,146
		2,406,232

	TOTAL COMMON STOCK (Cost - $35,542,465)	36,105,171

	EXCHANGE TRADED FUND - 18.2%
	ASSET ALLOCATION FUND - 9.4%
253,605	PowerShares DB U.S. Dollar Index Bullish Fund *	6,568,369

	DEBT FUND - 8.8%
47,369	iShares 20+ Year Treasury Bond ETF	6,190,655

	TOTAL EXCHANGE TRADED FUND (Cost - $12,395,124)	12,759,024

Principal
	BONDS & NOTES - 29.6%
	AEROSPACE/DEFENSE - 1.7%
$ 1,100,000	Lockheed Martin Corp., 7.65%, 5/1/2016	1,181,529

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Principal		Value
	AUTO MANUFACTURERS - 2.6%
$ 630,000	FCA U.S. LLC / CG Co-Issuer, Inc., 8.00%, 6/15/2019	$ 663,862
870,000	Ford Motor Co., 9.215%, 9/15/2021	1,155,141
		1,819,003
	BANKS - 0.0%
20,000	Banco Hipotecario SA, 9.75%, 4/27/2016	20,200

	CHEMICALS - 2.0%
1,100,000	Dow Chemical Co., 8.55%, 5/15/2019	1,378,453

	DISTRIBUTION / WHOLESALE - 1.4%
925,000	VWR Funding, Inc., 7.25%, 9/15/2017	968,938

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
1,135,000	HSBC Finance Corp., 6.676%, 1/15/2021	1,349,384

	ELECTRIC - 2.1%
50,000	Nevada Power Co., 5.95%, 3/15/2016	52,417
470,000	Nevada Power Co., 6.50%, 8/1/2018	544,213
670,000	Pacific Gas & Electric Co., 6.05%, 3/1/2034	878,026
		1,474,656
	GAS - 0.4%
250,000	CenterPoint Energy, Inc., 6.50%, 5/1/2018	284,659

	HEALTHCARE-SERVICES - 1.0%
640,000	Tenet Healthcare Corp., 8.00%, 8/1/2020	673,600

	LODGING - 0.6%
2,000,000	Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/2018 @	430,000

	MEDIA - 1.0%
640,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	676,800

	OIL & GAS - 2.8%
1,020,000	ConocoPhillips, 6.50%, 2/1/2039	1,380,703
1,000,000	EXCO Resources, Inc., 7.50%, 9/15/2018	597,500
		1,978,203
	PACKAGING & CONTAINERS - 1.5%
1,040,000	Reynolds Group Issuer, Inc., 9.00%, 4/15/2019	1,094,600

	PIPELINES - 2.0%
570,000	Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019	694,890
670,000	Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	677,745
		1,372,635
	RETAIL - 1.9%
1,120,000	Wal-Mart Stores, Inc., 5.00%, 10/25/2040	1,346,064

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Principal			Value
	SOFTWARE - 1.0%
$ 590,000	First Data Corp., 12.625%, 1/15/2021		$ 700,625

	TELECOMMUNICATIONS - 5.7%
1,270,000	Cisco Systems, Inc., 5.50%, 2/22/2016		1,325,862
640,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/2020		660,800
680,000	Sprint Corp., 7.875%, 9/15/2023		697,000
1,240,000	Vodafone Group PLC, 5.625%, 2/27/2017		1,339,774
			4,023,436

	TOTAL BONDS & NOTES (Cost - $21,816,773)		20,772,785

Shares
	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUND - 0.4%
296,862	Dreyfus Cash Management, Institutional Shares, 0.03% **		296,862
	TOTAL SHORT-TERM INVESTMENTS (Cost - $296,862)

	TOTAL INVESTMENTS - 99.7% (Cost - $70,051,224) (a)		$ 69,933,842
	OTHER ASSETS LESS LIABILITIES - 0.3%		221,303
	NET ASSETS - 100.0%		$ 70,155,145

LLC - Limited Liability Company.
LP - Limited Partnership.
PLC - Public Limited Company.
* Non-income producing security.
** The rate shown represents the rate at March 31, 2015 and is subject to change daily.
@ Security in default.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $69,824,678 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 3,288,755
		Unrealized depreciation:	(3,179,591)
		Net unrealized appreciation:	$ 109,164

AmericaFirst Seasonal Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value
	COMMON STOCK - 96.4%
	AEROSPACE/DEFENSE - 8.6%
6,444	Curtiss-Wright Corp.	$ 476,469
3,081	General Dynamics Corp.	418,184
3,378	L-3 Communications Holdings, Inc.	424,919
7,660	Orbital ATK, Inc.	586,986
		1,906,558
	AUTO PARTS & EQUIPMENT - 2.1%
9,226	Johnson Controls, Inc.	465,359

	BANKS - 6.0%
10,988	Bank of New York Mellon Corp.	442,157
6,739	Northern Trust Corp.	469,371
5,651	State Street Corp.	415,518
		1,327,046
	COMPUTERS - 6.0%
4,887	CACI International, Inc. *	439,439
6,696	Computer Sciences Corp.	437,115
10,652	Lexmark International, Inc.	451,006
		1,327,560
	DIVERSIFIED FINANCIAL SERVICES - 6.8%
13,147	CoreLogic, Inc. *	463,695
18,823	E*TRADE Financial Corp. *	537,491
14,953	Interactive Brokers Group, Inc.	508,701
		1,509,887
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
94,126	GrafTech International, Ltd. *	366,150

	ELECTRONICS - 3.9%
10,556	Agilent Technologies, Inc.	438,602
18,177	Sanmina Corp. *	439,702
		878,304
	FOREST PRODUCTS & PAPER - 4.4%
11,106	Domtar Corp.	513,319
26,674	Resolute Forest Products, Inc. *	460,127
		973,446
	HOME FURNISHINGS - 2.0%
2,191	Whirlpool Corp.	442,714

	HOUSEWARES - 2.2%
7,048	Tupperware Brands Corp.	486,453

	INSURANCE - 4.0%
7,360	Aflac, Inc.	471,114
13,169	Greenlight Capital Re, Ltd. *	418,774
		889,888

AmericaFirst Seasonal Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares		Value
	INTERNET - 1.8%
55,373	Groupon, Inc. *	$ 399,239

	IRON/STEEL - 1.9%
17,541	United States Steel Corp.	428,000

	MACHINERY-CONSTRUCTION & MINING - 1.7%
9,697	Joy Global, Inc.	379,929

	METAL FABRICATE/HARDWARE - 3.7%
41,569	Mueller Water Products, Inc.	409,455
3,397	Valmont Industries, Inc.	417,423
		826,878
	MINING - 5.4%
24,115	Dominion Diamond Corp. *	412,125
18,196	Freeport-McMoran, Inc.	344,814
32,292	Teck Resources, Ltd.	443,369
		1,200,308
	OFFICE/BUSINESS EQUIPMENT - 1.8%
31,243	Xerox Corp.	401,473

	PACKAGING & CONTAINERS - 3.5%
9,533	Greif, Inc.	374,361
17,273	Owens-Illinois, Inc. *	402,806
		777,167
	REAL ESTATE INVESTMENT TRUST - 5.6%
131,977	Chimera Investment Corp.	414,408
48,252	CYS Investments, Inc.	429,925
10,809	Iron Mountain, Inc.	394,312
		1,238,645
	RETAIL - 13.2%
6,320	Dollar General Corp. *	476,402
13,471	GameStop Corp.	511,359
4,123	Home Depot, Inc.	468,414
6,314	Lowe's Cos., Inc.	469,698
2,302	O'Reilly Automotive, Inc. *	497,785
12,603	Sears Holdings Corp. *	521,512
		2,945,170
	SEMICONDUCTORS - 4.0%
25,624	Fairchild Semiconductor International, Inc. *	465,844
15,787	OmniVision Technologies, Inc. *	416,303
		882,147
	SHIPBUILDING - 2.3%
3,746	Huntington Ingalls Industries, Inc.	525,002

AmericaFirst Seasonal Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Shares			Value
	SOFTWARE - 1.9%
9,886	Oracle Corp.		$ 426,581

	TELECOMMUNICATIONS - 2.0%
32,983	Polycom, Inc. *		441,972

	TOTAL COMMON STOCK (Cost - $20,470,925)		21,445,876

	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUND - 3.6%
794,238	Dreyfus Cash Management, Institutional Shares, 0.03% **		794,238
	TOTAL SHORT-TERM INVESTMENTS (Cost - $794,238)

	TOTAL INVESTMENTS - 100.0% (Cost - $21,265,163) (a)		$ 22,240,114
	OTHER ASSETS LESS LIABILITIES - 0.0%		8,295
	NET ASSETS - 100.0%		$ 22,248,409

* Non-income producing security
** The rate shown represents the rate at March 31, 2015 and is subject to change daily.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,265,163 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,348,089
		Unrealized depreciation:	(373,138)
		Net unrealized appreciation	$ 974,951

AmericaFirst Quantitative Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

AmericaFirst Quantitative Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Funds' assets and liabilities measured at fair value:

AmericaFirst Defensive Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 62,654,568	$ -	$ -	$ 62,654,568
Short Term Investments	2,375,176	-	-	$ 2,375,176
Total	$ 65,029,744	$ -	$ -	$ 65,029,744

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 16,064,904	$ -	$ -	$ 16,064,904
Exchange Traded Fund Sold Short	357,641	-	-	$ 357,641
Total	$ 16,422,545	$ -	$ -	$ 16,422,545

AmericaFirst Income Trends Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 18,750,365	$ -	$ -	$ 18,750,365
Exchange Traded Fund	829,962	-	-	$ 829,962
Bonds & Notes	-	12,673,698	-	$ 12,673,698
Total	$ 19,580,327	$ 12,673,698	$ -	$ 32,254,025

AmericaFirst Absolute Return Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 7,451,281	$ -	$ -	$ 7,451,281
Exchange Traded Fund	5,775,683	-	-	$ 5,775,683
Short Term Investments	2,307,482	-	-	$ 2,307,482
Total	$ 15,534,446	$ -	$ -	$ 15,534,446

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 2,177,144	$ -	$ -	$ 2,177,144
Exchange Traded Fund Sold Short	711,931	-	-	$ 711,931
Total	$ 2,889,075	$ -	$ -	$ 2,889,075

AmericaFirst Quantitative Strategies Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 36,105,171	$ -	$ -	$ 36,105,171
Exchange Traded Fund	12,759,024	-	-	$ 12,759,024
Bonds & Notes	-	20,772,785	-	$ 20,772,785
Short Term Investments	296,862	-	-	$ 296,862
Total	$ 49,161,057	$ 20,772,785	$ -	$ 69,933,842

AmericaFirst Seasonal Trends Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 21,445,876	$ -	$ -	$ 21,445,876
Short Term Investments	794,238	-	-	$ 794,238
Total	$ 22,240,114	$ -	$ -	$ 22,240,114

The Funds did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and Level 2 for the Funds during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*See Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmericaFirst Quantitative Funds

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 5/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 5/28/15

By (Signature and Title)

*/s/ James Colantino

James Colantino, Principal Financial Officer

Date 5/28/15